Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
April 30, 2025
T16-NPRT3-0625
1.9862676.110

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
DIVERSIFIED REITS – 2.1%
Diversified REITs – 2.1%
Alexander & Baldwin, Inc.		56,009	$962,235
American Assets Trust, Inc.		38,173	714,980
Armada Hoffler Properties, Inc.		70,386	476,513
Broadstone Net Lease, Inc.		142,128	2,299,631
Empire State Realty Trust, Inc. Class A		115,736	824,040
Essential Properties Realty Trust, Inc.		129,433	4,163,860
Gladstone Commercial Corp.		35,970	508,256
Global Net Lease, Inc.		150,720	1,137,936
One Liberty Properties, Inc.		15,355	374,662
WP Carey, Inc.		161,663	10,094,238
TOTAL DIVERSIFIED REITS	21,556,351
HEALTH CARE REITS – 11.6%
Health Care REITs – 10.8%
American Healthcare REIT, Inc.		113,565	3,665,878
CareTrust REIT, Inc.		137,971	4,038,411
Community Healthcare Trust, Inc.		25,967	443,516
Diversified Healthcare Trust		151,369	342,094
Global Medical REIT, Inc.		57,952	448,548
Healthcare Realty Trust, Inc.		281,848	4,377,099
Healthpeak Properties, Inc.		524,567	9,358,275
LTC Properties, Inc.		35,420	1,270,515
Medical Properties Trust, Inc.		444,074	2,451,289
National Health Investors, Inc.		34,337	2,598,281
Omega Healthcare Investors, Inc.		197,527	7,713,429
Sabra Health Care REIT, Inc.		175,241	3,128,052
Sila Realty Trust, Inc.		42,377	1,091,632
Universal Health Realty Income Trust		11,023	421,189
Ventas, Inc.		305,121	21,382,880
Welltower, Inc.		321,467	49,052,650
			111,783,738
Office REITs – 0.8%
Alexandria Real Estate Equities, Inc.		117,321	8,524,544
TOTAL HEALTH CARE REITS	120,308,282
HOTEL & RESORT REITS – 1.9%
Hotel & Resort REITs – 1.9%
Apple Hospitality REIT, Inc.		170,501	2,006,797
DiamondRock Hospitality Co.		158,827	1,165,790
Host Hotels & Resorts, Inc.		522,650	7,379,818
Park Hotels & Resorts, Inc.		162,847	1,618,699
Pebblebrook Hotel Trust		99,286	898,538
RLJ Lodging Trust		127,440	893,354
Ryman Hospitality Properties, Inc.		42,012	3,694,956
Summit Hotel Properties, Inc.		103,053	419,426
Sunstone Hotel Investors, Inc.		147,810	1,232,735
Xenia Hotels & Resorts, Inc.		84,450	901,926
TOTAL HOTEL & RESORT REITS	20,212,039

		Shares	Value
HOUSEHOLD DURABLES – 0.2%
Other Specialized REITs – 0.2%
Millrose Properties, Inc.		89,640	$2,244,586
INDUSTRIAL REITS – 9.7%
Industrial REITs – 9.7%
Americold Realty Trust, Inc.		199,459	3,857,537
EastGroup Properties, Inc.		36,333	5,937,539
First Industrial Realty Trust, Inc.		98,197	4,672,213
LXP Industrial Trust		222,392	1,754,673
Plymouth Industrial REIT, Inc.		36,931	549,164
Prologis, Inc.		683,558	69,859,628
Rexford Industrial Realty, Inc.		164,560	5,446,936
STAG Industrial, Inc.		134,530	4,443,526
Terreno Realty Corp.		73,262	4,126,848
TOTAL INDUSTRIAL REITS	100,648,064
OFFICE REITS – 2.9%
Office REITs – 2.9%
Brandywine Realty Trust		137,201	543,316
BXP, Inc.		110,435	7,038,022
COPT Defense Properties		83,975	2,192,587
Cousins Properties, Inc.		123,637	3,404,963
Douglas Emmett, Inc.		114,773	1,587,311
Easterly Government Properties, Inc.		32,276	651,007
Highwoods Properties, Inc.		79,014	2,247,158
Hudson Pacific Properties, Inc.		148,962	305,372
JBG SMITH Properties		64,909	907,428
Kilroy Realty Corp.		83,094	2,618,292
Paramount Group, Inc.		140,604	603,191
Piedmont Office Realty Trust, Inc. Class A		98,636	582,939
SL Green Realty Corp.		53,683	2,824,263
Vornado Realty Trust		119,732	4,224,145
TOTAL OFFICE REITS	29,729,994
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.6%
Diversified Real Estate Activities – 0.1%
St. Joe Co.		31,520	1,333,926
Real Estate Development – 0.2%
Forestar Group, Inc. (a)		20,445	393,771
Howard Hughes Holdings, Inc. (a)		24,464	1,627,590
			2,021,361
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)		11,885	315,963
Kennedy-Wilson Holdings, Inc.		88,981	569,478
Landbridge Co. LLC Class A		11,888	861,286
			1,746,727
Real Estate Services – 7.1%
CBRE Group, Inc. Class A (a)		225,855	27,594,964
Compass, Inc. Class A (a)		336,517	2,597,911
CoStar Group, Inc. (a)		310,186	23,006,496
Cushman & Wakefield PLC (a)		118,274	1,108,227

Quarterly Report	2

Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
eXp World Holdings, Inc.		68,886	$630,996
Jones Lang LaSalle, Inc. (a)		35,263	8,019,159
Marcus & Millichap, Inc.		19,802	601,981
Newmark Group, Inc. Class A		111,952	1,230,352
Opendoor Technologies, Inc. (a)		534,065	404,981
Redfin Corp. (a)		99,481	946,064
Zillow Group, Inc. Class C (a)		117,163	7,888,585
			74,029,716
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	79,131,730
RESIDENTIAL REITS – 13.4%
Multi-Family Residential REITs – 9.0%
Apartment Investment & Management Co. Class A		104,898	829,743
AvalonBay Communities, Inc.		104,931	22,033,412
Camden Property Trust		79,097	9,001,239
Centerspace		12,968	782,749
Elme Communities		67,272	1,047,425
Equity Residential		251,974	17,703,693
Essex Property Trust, Inc.		47,443	13,243,714
Independence Realty Trust, Inc.		170,840	3,319,421
Mid-America Apartment Communities, Inc.		86,243	13,768,695
NexPoint Residential Trust, Inc.		18,294	682,000
UDR, Inc.		231,231	9,683,954
Veris Residential, Inc.		64,291	997,796
			93,093,841
Single-Family Residential REITs – 4.4%
American Homes 4 Rent Class A		243,240	9,094,744
Equity LifeStyle Properties, Inc.		132,667	8,594,168
Invitation Homes, Inc.		452,148	15,458,940
Sun Communities, Inc.		92,876	11,556,561
UMH Properties, Inc.		58,165	1,027,775
			45,732,188
TOTAL RESIDENTIAL REITS	138,826,029
RETAIL REITS – 13.4%
Retail REITs – 13.4%
Acadia Realty Trust		89,302	1,705,668
Agree Realty Corp.		75,960	5,895,256
Alexander's, Inc.		1,991	410,942
Brixmor Property Group, Inc.		222,687	5,547,133
CBL & Associates Properties, Inc.		11,197	262,794
Curbline Properties Corp.		71,195	1,629,653
Federal Realty Investment Trust		56,073	5,271,983
Getty Realty Corp.		39,840	1,115,122
InvenTrust Properties Corp.		58,164	1,620,449
Kimco Realty Corp.		498,339	9,956,813

		Shares	Value

Kite Realty Group Trust		162,375	$3,515,419
Macerich Co.		187,882	2,754,350
NETSTREIT Corp.		63,359	1,030,851
NNN REIT, Inc.		137,451	5,650,611
Phillips Edison & Co., Inc.		90,573	3,142,883
Realty Income Corp.		638,464	36,941,527
Regency Centers Corp.		129,787	9,368,026
Saul Centers, Inc.		11,440	374,088
Simon Property Group, Inc.		240,779	37,893,799
SITE Centers Corp.		39,592	468,769
Tanger, Inc.		82,066	2,585,900
Urban Edge Properties		93,427	1,688,226
Whitestone REIT		35,512	463,076
TOTAL RETAIL REITS	139,293,338
SPECIALIZED REITS – 37.1%
Data Center REITs – 9.5%
Digital Realty Trust, Inc.		240,931	38,679,063
Equinix, Inc.		70,128	60,362,676
			99,041,739
Other Specialized REITs – 6.7%
EPR Properties		56,352	2,788,860
Farmland Partners, Inc.		38,697	389,292
Four Corners Property Trust, Inc.		72,402	2,023,636
Gaming & Leisure Properties, Inc.		201,724	9,654,511
Iron Mountain, Inc.		216,546	19,417,680
Lamar Advertising Co. Class A		64,758	7,370,108
Outfront Media, Inc.		106,211	1,606,972
Safehold, Inc.		39,769	626,362
Uniti Group, Inc.		191,522	942,288
VICI Properties, Inc.		770,363	24,667,023
			69,486,732
Self-Storage REITs – 6.5%
CubeSmart		166,218	6,760,086
Extra Space Storage, Inc.		156,319	22,903,860
National Storage Affiliates Trust		55,992	2,082,903
Public Storage		116,826	35,098,035
			66,844,884
Telecom Tower REITs – 12.6%
American Tower Corp.		345,061	77,780,200
Crown Castle, Inc.		321,035	33,952,661
SBA Communications Corp.		79,874	19,441,332
			131,174,193
Timber REITs – 1.8%
PotlatchDeltic Corp.		58,783	2,256,679
Rayonier, Inc.		109,526	2,679,006
Weyerhaeuser Co.		539,061	13,967,071
			18,902,756
TOTAL SPECIALIZED REITS	385,450,304
TOTAL COMMON STOCKS (Cost $1,132,127,389)			1,037,400,717
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.1%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $1,030,000)		1,030,000	$1,030,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,133,157,389)	1,038,430,717
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	444,498
NET ASSETS – 100.0%	$1,038,875,215

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $89,505 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	35	June 2025	$1,256,850	$48,054	$48,054
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	4

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6